UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09637

Name of Fund: BlackRock Large Cap Series Funds, Inc.
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Retirement Portfolio
BlackRock Large Cap Growth Fund
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Fund
BlackRock Large Cap Value Retirement Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne Ackerley, Chief Executive Officer, BlackRock Large Cap Series
Funds, Inc., 40 East 52nd Street, New York City, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30

Date of reporting period: 07/01/2008 – 06/30/2009

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2009 with respect to which the registrant was entitled to vote.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc.

By: /s/ Anne Ackerley
Anne Ackerley
Chief Executive Officer of
BlackRock Large Cap Series Funds, Inc.

Date: August 7, 2009